Document and Entity Information	Jan. 30, 2024
Cover [Abstract]
Entity Registrant Name	TAMPA ELECTRIC CO
Amendment Flag	false
Entity Central Index Key	0000096271
Document Type	8-K
Document Period End Date	Jan. 30, 2024
Entity Incorporation State Country Code	FL
Entity File Number	1-5007
Entity Tax Identification Number	59-0475140
Entity Address, Address Line One	TECO Plaza
Entity Address, Address Line Two	702 N. Franklin Street
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(813)
Local Phone Number	228-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false